Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Available-for-Sale securities distributed by type were as follows:

	December 31, 2022
Description of Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in millions)
Fixed maturities:
Corporate debt securities	$9,349	$180	$(803)	$(20)	$8,706
Residential mortgage backed securities	3,254	8	(303)	—	2,959
Commercial mortgage backed securities	2,904	2	(255)	—	2,651
State and municipal obligations	761	53	(26)	(2)	786
Asset backed securities	1,025	10	(38)	—	997
Foreign government bonds and obligations	37	—	(2)	—	35
U.S. government and agency obligations	1	—	—	—	1
Total	$17,331	$253	$(1,427)	$(22)	$16,135

	December 31, 2021
Description of Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in millions)
Fixed maturities:
Corporate debt securities	$8,447	$1,238	$(47)	$—	$9,638
Residential mortgage backed securities	2,226	36	(12)	—	2,250
Commercial mortgage backed securities	2,615	56	(15)	—	2,656
State and municipal obligations	832	244	(1)	(1)	1,074
Asset backed securities	517	22	(2)	—	537
Foreign government bonds and obligations	80	4	(1)	—	83
U.S. government and agency obligations	1	—	—	—	1
Total	$14,718	$1,600	$(78)	$(1)	$16,239
In March 2020, the Company purchased $368 million of investments at fair value, primarily agency residential mortgage backed securities, from Ameriprise Financial.
As of December 31, 2022 and 2021, accrued interest of $139 million and $118 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.
As of December 31, 2022 and 2021, investment securities with a fair value of $2.6 billion and $2.4 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $302 million and $314 million, respectively, may be sold, pledged or rehypothecated by the counterparty.
As of both December 31, 2022 and 2021, fixed maturity securities comprised approximately 85% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2022 and 2021, $257 million and $359 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.
A summary of fixed maturity securities by rating was as follows:

	December 31, 2022			December 31, 2021
Ratings	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
	(in millions, except percentages)
AAA	$6,313	$5,754	36%	$5,031	$5,107	31%
AA	1,159	1,188	7	757	932	6
A	1,572	1,594	10	1,662	2,013	12
BBB	7,646	7,023	43	6,293	7,063	44
Below investment grade (1)	641	576	4	975	1,124	7
Total fixed maturities	$17,331	$16,135	100%	$14,718	$16,239	100%
(1) The amortized cost of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2022 and 2021. The fair value of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million and $2 million as of December 31, 2022 and 2021, respectively. These securities are not rated but are included in below investment grade due to their risk characteristics.
As of December 31, 2022 and 2021, approximately 36% and 40%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2022, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $544 million that was 56% of the Company’s total shareholder’s equity. Also, the Company had an additional 30 issuers with holdings totaling $4.4 billion that individually were between 10% and 22% of the Company’s total shareholder’s equity as of December 31, 2022. As of December 31, 2021, the Company had holdings in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, totaling $289 million that was 28% of the Company’s total shareholder’s equity. Also, the Company had an additional 35 issuers with holdings totaling $4.9 billion that individually were between 10% and 24% of the Company’s total shareholder’s equity as of December 31, 2021. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2022 and 2021.
The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

Description of Securities	December 31, 2022
	Less than 12 months			12 months or more			Total
	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
	(in millions, except number of securities)
Corporate debt securities	405	$5,028	$(443)	100	$1,532	$(360)	505	$6,560	$(803)
Residential mortgage backed securities	189	1,643	(117)	52	826	(186)	241	2,469	(303)
Commercial mortgage backed securities	176	1,746	(149)	58	666	(106)	234	2,412	(255)
State and municipal obligations	40	126	(15)	26	59	(11)	66	185	(26)
Asset backed securities	39	808	(28)	4	60	(10)	43	868	(38)
Foreign government bonds and obligations	10	32	(1)	1	1	(1)	11	33	(2)
Total	859	$9,383	$(753)	241	$3,144	$(674)	1,100	$12,527	$(1,427)

Description of Securities	December 31, 2021
	Less than 12 months			12 months or more			Total
	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
	(in millions, except number of securities)
Corporate debt securities	102	$2,007	$(42)	14	$81	$(5)	116	$2,088	$(47)
Residential mortgage backed securities	55	1,162	(12)	2	1	—	57	1,163	(12)
Commercial mortgage backed securities	60	809	(15)	3	13	—	63	822	(15)
State and municipal obligations	25	63	(1)	—	—	—	25	63	(1)
Asset backed securities	5	91	(2)	—	—	—	5	91	(2)
Foreign government bonds and obligations	5	6	—	6	4	(1)	11	10	(1)
Total	252	$4,138	$(72)	25	$99	$(6)	277	$4,237	$(78)
As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2022 is primarily attributable to the impact of higher interest rates and wider credit spreads driven by continued market volatility, with no specific credit concerns. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2022 and 2021, approximately 93% and 92%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.
The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

	Corporate Debt Securities	State and Municipal Obligations	Total
	(in millions)
Balance at January 1, 2020	$—	$—	$—
Additions for which credit losses were not previously recorded	13	—	13
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(3)	—	(3)
Balance at December 31, 2020	10	—	10
Additions for which credit losses were not previously recorded	—	1	1
Charge-offs	(10)	—	(10)
Balance at December 31, 2021	—	1	1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	$20	$2	$22
Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Gross realized investment gains	$28	$576	$17
Gross realized investment losses	(25)	(6)	(2)
Credit losses	(21)	(1)	(10)
Other impairments	(70)	(13)	—
Total	$(88)	$556	$5
Credit losses for the year ended December 31, 2022 primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2021 primarily related to recording an allowance for credit losses on certain state and municipal securities. Credit losses for the year ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.
See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.
Available-for-Sale securities by contractual maturity as of December 31, 2022 were as follows:

	Amortized Cost	Fair Value
	(in millions)
Due within one year	$317	$315
Due after one year through five years	1,644	1,581
Due after five years through 10 years	3,608	3,104
Due after 10 years	4,579	4,528
	10,148	9,528
Residential mortgage backed securities	3,254	2,959
Commercial mortgage backed securities	2,904	2,651
Asset backed securities	1,025	997
Total	$17,331	$16,135
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.
The following is a summary of Net investment income:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$615	$643	$777
Mortgage loans	73	102	115
Other investments	159	101	(3)
	847	846	889
Less: investment expenses	20	19	20
Total	$827	$827	$869
Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$(88)	$556	$5
Mortgage loans	(1)	57	(10)
Other investments	(11)	(18)	(5)
Total	$(100)	$595	$(10)